INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Ownership and Voting Interest (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	$ 5,572	$ 4,727	$ 2,973
Brazillian toll road
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	45.00%	49.00%
Investments accounted for using equity method	$ 1,715	$ 1,505
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	50.00%	50.00%
Investments accounted for using equity method	$ 1,013	$ 806
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	28.00%	28.00%
Investments accounted for using equity method	$ 930	$ 699
European telecommunications infrastructure operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	21.00%	21.00%
Investments accounted for using equity method	$ 614	$ 536
Brazilian rail business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	11.00%	11.00%
Investments accounted for using equity method	$ 436	$ 376
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	13.00%	13.00%
Investments accounted for using equity method	$ 191	$ 181
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	$ 673	$ 624
Other | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	11.00%	11.00%
Other | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	50.00%	50.00%